BORROWINGS - Schedule of Maturity of Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 1,324,848	$ 1,498,166
Not later than one year
Disclosure of detailed information about borrowings [line items]
Borrowings	200,822	271,096
Later than one year and not later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	864,264	778,887
Later than five years
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 259,762	$ 448,183